Relationship with Parent and Related Entities - Components of General Allocated Corporate Expenses (Details) - Affiliated Entity - SolarWinds Holdings, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Management fees	$ 21,047	$ 35,147	$ 19,845
General and administrative
Related Party Transaction [Line Items]
Management fees	20,357	31,357	17,394
Research and development
Related Party Transaction [Line Items]
Management fees	253	1,672	1,224
Sales and marketing
Related Party Transaction [Line Items]
Management fees	297	1,969	1,128
Cost of revenue
Related Party Transaction [Line Items]
Management fees	$ 140	$ 149	$ 99